Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation "Actually Paid" to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation "Actually Paid" to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (6)
						(In thousands)
2023	$1,016,958	$1,016,690	$526,857	$527,026	$129.91	$7,439
2022	939,196	938,320	520,649	517,564	128.38	8,804
2021	767,736	771,536	430,497	473,523	141.04	9,156

Named Executive Officers, Footnote [Text Block]	Represents the total compensation of our principal executive officer (“PEO”), Ms. Stewart, as reported in the Summary Compensation Table for each year indicated. Ms. Stewart was the only person who served as our PEO during those years. Represents the average of the total compensation of each of our non-PEO named executive officers (Ms. Sexton and Mr. Ochs), as reported in the Summary Compensation Table for each year indicated. Ms. Sexton and Mr. Ochs were our only non-PEO named executive officers for those years.
PEO Total Compensation Amount	$ 1,016,958	$ 939,196	$ 767,736
PEO Actually Paid Compensation Amount	$ 1,016,690	938,320	771,536
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the “compensation actually paid” to Ms. Stewart, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Ms. Stewart’s Summary Compensation Table total for each year to determine her compensation actually paid.

Adjustments to Determine Compensation "Actually Paid" to PEO	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(32,104)	$(10,712)	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(20,394)	—	(1,692)
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	44,784	9,818	1,990
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	6,798	—	564
(Deduction)/increase for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	(12)	(16)	2,101
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	660	34	837
Total Adjustments	$(268)	$(876)	$3,800

Non-PEO NEO Average Total Compensation Amount	$ 526,857	520,649	430,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 527,026	517,564	473,523
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents the average of the compensation actually paid to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO named executive officers’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation "Actually Paid" to Non-PEO Named Executive Officers	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(25,683)	$(34,280)	$(24,670)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(18,128)	(19,904)	(10,716)
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	39,450	49,528	48,564
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	3,626	3,981	2,143
(Deduction)/increase for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	(213)	(3,083)	26,649
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	1,118	673	1,057
Total Adjustments	$169	$(3,085)	$43,027

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 129.91	128.38	141.04
Net Income (Loss)	$ 7,439,000	8,804,000	9,156,000
PEO Name	Ms. Stewart
Additional 402(v) Disclosure [Text Block]	Represents the cumulative two-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2021, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.Represents our reported net income for each year indicated.
The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other named executive officers to our total shareholder return and net income over the three most recently completed fiscal years.

PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (268)	(876)	3,800
PEO [Member] | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,104)	(10,712)	0
PEO [Member] | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,394)	0	(1,692)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,784	9,818	1,990
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,798	0	564
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12)	(16)	2,101
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	660	34	837
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	169	(3,085)	43,027
Non-PEO NEO [Member] | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,683)	(34,280)	(24,670)
Non-PEO NEO [Member] | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,128)	(19,904)	(10,716)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,450	49,528	48,564
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,626	3,981	2,143
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213)	(3,083)	26,649
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,118	$ 673	$ 1,057